Summary of Significant Accounting Policies (Intrest Rate Hedging Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Fair value of cash flow hedges	$ (5,805)	$ (5,617)